Note 33 - Business Combinations (Details Textual) - Parques Eolicos de la Buena Ventura S.A. [member] $ in Thousands	Apr. 30, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Acquisition price fully paid	$ 4,100
Fair value of acquired assets and liabilities	4,100
Goodwill recognized	$ 0